Group entities	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Group entities
29.

Group entities
The following are the principal subsidiaries and associates of the Company:
Principal place

Ownership interest

of business 2021 2020
Subsidiaries:
Cameco Fuel Manufacturing Inc. Canada 100% 100%
Cameco Marketing Inc. Canada 100% 100%
Cameco Inc. US 100% 100%
Power Resources, Inc. US 100% 100%
Crow Butte Resources, Inc. US 100% 100%
Cameco Australia Pty. Ltd. Australia 100% 100%
Cameco Europe Ltd. Switzerland 100% 100%
Associates:
JV Inkai Kazakhstan 40% 40%